Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities [Abstract]
Notional Volume of Commodity Hedges

At December 31, 2015, the notional volumes of the Partnership’s commodity derivative contracts were:

Commodity	Instrument	Unit	2016	2017	2018
Natural Gas	Swaps	MMBtu/d	83,264	23,082	—
Natural Gas	Basis Swaps	MMBtu/d	48,962	18,082	—
Natural Gas	Collars	MMBtu/d	22,900	22,900	9,486
NGL	Swaps	Bbl/d	4,473	1,078	208
NGL	Futures	Bbl/d	1,956	—	—
NGL	Options/Collars	Bbl/d	920	920	32
Condensate	Swaps	Bbl/d	1,502	500	—
Condensate	Options/Collars	Bbl/d	790	790	101

Fair Values of Derivative Instruments
The following schedules reflect the fair values of our derivative instruments and their location in our Consolidated Balance Sheets as well as pro forma reporting assuming that we reported derivatives subject to master netting agreements on a net basis:

		Fair Value as of December 31, 2015		Fair Value as of December 31, 2014
	Balance Sheet	Derivative	Derivative	Derivative	Derivative
	Location	Assets	Liabilities	Assets	Liabilities
Derivatives designated as hedging instruments
Commodity contracts	Current	$92.1	$2.1	$44.4	$—
	Long-term	34.9	2.4	15.8	—

Total derivatives designated as hedging instruments		$127.0	$4.5	$60.2	$—

Derivatives not designated as hedging instruments
Commodity contracts	Current	$0.1	$3.1	$—	$5.2

Total derivatives not designated as hedging instruments		$0.1	$3.1	$—	$5.2

Total current position		$92.2	$5.2	$44.4	$5.2
Total long-term position		34.9	2.4	15.8	—

Total derivatives		$127.1	$7.6	$60.2	$5.2

Pro Forma Impact of Derivatives Net in Consolidated Balance Sheet

The pro forma impact of reporting derivatives in the Consolidated Balance Sheets on a net basis is as follows:

	Gross Presentation		Pro Forma Net Presentation
	Asset	Liability	Asset	Liability
	Position	Position	Position	Position
December 31, 2015
Current position
Counterparties with offsetting position	$86.9	$5.2	$81.7	$—
Counterparties without offsetting position - assets	5.3	—	5.3	—
Counterparties without offsetting position - liabilities	—	—	—	—

	92.2	5.2	87.0	—
Long-term position
Counterparties with offsetting position	34.2	2.4	31.8	—
Counterparties without offsetting position - assets	0.7	—	0.7	—
Counterparties without offsetting position - liabilities	—	—	—	—

	34.9	2.4	32.5	—
Total derivatives
Counterparties with offsetting position	121.1	7.6	113.5	—
Counterparties without offsetting position - assets	6.0	—	6.0	—
Counterparties without offsetting position - liabilities	—	—	—	—

	$127.1	$7.6	$119.5	$—

December 31, 2014
Current position
Counterparties with offsetting position	$35.5	$4.4	$31.1	$—
Counterparties without offsetting position - assets	8.9	—	8.9	—
Counterparties without offsetting position - liabilities	—	0.8	—	0.8

	44.4	5.2	40.0	0.8
Long-term position
Counterparties with offsetting position	—	—	—	—
Counterparties without offsetting position - assets	15.8	—	15.8	—
Counterparties without offsetting position - liabilities	—	—	—	—

	15.8	—	15.8	—
Total derivatives
Counterparties with offsetting position	35.5	4.4	31.1	—
Counterparties without offsetting position - assets	24.7	—	24.7	—
Counterparties without offsetting position - liabilities	—	0.8	—	0.8

	$60.2	$5.2	$55.8	$0.8

Amounts Recorded in OCI and Amounts Reclassified from OCI to Revenue and Expense

The following tables reflect amounts recorded in Other Comprehensive Income (“OCI”) and amounts reclassified from OCI to revenue and expense for the periods indicated:

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)
	2015	2014	2013
Commodity contracts	$81.2	$59.7	$(5.8)

	$81.2	$59.7	$(5.8)

	Gain (Loss) Reclassified from OCI into Income (Effective Portion)
Location of Gain (Loss)	2015	2014	2013
Interest expense, net	$—	$(2.4)	$(6.1)
Revenues	54.8	(4.2)	21.0

	$54.8	$(6.6)	$14.9

Gain (Loss) Recognized in Income on Derivatives
The use of mark-to-market accounting for financial instruments can cause non-cash earnings volatility due to changes in the underlying commodity price indices.

Derivatives Not Designated as Hedging Instruments	Location of Gain Recognized in Income on Derivatives	Gain (Loss) Recognized in Income on Derivatives
		2015	2014	2013
Commodity contracts	Revenue	$(5.7)	$(5.5)	$(0.1)

Deferred Gains (Losses) Included in Accumulated OCI

The following table shows the deferred gains (losses) included in accumulated OCI, which will be reclassified into earnings before income taxes through the end of 2018 based on valuations as of the balance sheet date:

	December 31, 2015	December 31, 2014
Commodity hedges, before tax (1)	$86.7	$60.3

(1)	Includes deferred net gains of $52.1 million as of December 31, 2015 related to contracts that will be settled and reclassified to revenue over the next 12 months.